Non-Current Assets and Disposal Groups Held for Sale	12 Months Ended
Dec. 31, 2024
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]	24 – Non-Current Assets and Disposal Groups Held for Sale Within the balance sheet, non-current assets and disposal groups held for sale are included in other assets and other liabilities. in € m. Dec 31, 2024 Dec 31, 2023 Other assets 31 0 Total assets classified as held for sale 31 0 Total liabilities classified as held for sale 0 0 As of December 31, 2024, and December 31, 2023, no unrealized gains (losses) relating to non-current assets classified as held for sale were recognized directly in accumulated other comprehensive income (loss) (net of tax). 2024 Within the Investment Bank division, a portfolio of real state assets owned through foreclosure have been classified as non-current assets held for sale. The portfolio is valued at the lower of its carrying amount and fair value less costs to sell and is expected to be sold within one year following their reclassification. 2023 At December 31, 2023, no non-current assets or disposal groups were classified as held for sale.